Schedule of Summarizes the Outstanding Warrants (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	23,596,189	6,788,070	658,610
Liability-classified Warrants	2,941,852	3,519,566	1,510,000
Number of warrants outstanding	26,538,041	10,307,636	2,168,610
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		6,788,115
Liability-classified Warrants		3,519,569
Number of warrants outstanding		10,307,684
2019 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants			59,211
Exercise price of warrants		$ 60.00
2019 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants
2019 Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants			8,881
Exercise price of warrants		$ 57.00
2019 Placement Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants
2020 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		139,882	139,882
Exercise price of warrants	$ 44.00	$ 44.00
2020 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		139,882
2020 Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		22,481	22,481
Exercise price of warrants	$ 51.00	$ 51.00
2020 Placement Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		22,481
July 2021 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	19,909	19,909	19,919
Exercise price of warrants	$ 46.40	$ 46.40
July 2021 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		19,919
December 2021 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	107,768	107,768	107,775
Exercise price of warrants	$ 33.00	$ 33.00
December 2021 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		107,775
December 2021 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	8,615	8,615	8,622
Exercise price of warrants	$ 35.00	$ 35.00
December 2021 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		8,622
March 2022 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	186,007	186,007	186,020
Exercise price of warrants	$ 28.00	$ 28.00
March 2022 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		186,020
March 2022 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	14,874	14,874	14,882
Exercise price of warrants	$ 30.00	$ 30.00
March 2022 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		14,882
October 2023 Investor Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	48,387	48,387	48,387
Exercise price of warrants	$ 0.20	$ 0.20
October 2023 Investor Prefunded Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		48,387
October 2023 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	42,550	42,550	42,550
Exercise price of warrants	$ 4.13	$ 4.13
October 2023 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		42,550
March 2024 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	132,061	132,061
Exercise price of warrants	$ 1.85	$ 1.85
March 2024 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		132,061
May 2024 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	4,029,754	4,029,754
Exercise price of warrants	$ 1.77	$ 1.77
May 2024 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		4,029,754
May 2024 Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	322,380	322,380
Exercise price of warrants	$ 1.89	$ 1.89
May 2024 Placement Agent Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		322,380
November 2024 Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	1,713,402	1,713,402
Exercise price of warrants	$ 2.26	$ 2.26
November 2024 Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants		1,713,402
September 2022 Series A Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants		$ 17.00
Liability-classified Warrants			755,000
September 2022 Series A Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liability-classified Warrants
September 2022 Series B Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants	$ 17.00	$ 17.00
Liability-classified Warrants	519,703	754,997	755,000
September 2022 Series B Investor Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liability-classified Warrants		755,000
November 2022 Peak Bio Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants	$ 39.18	$ 39.18
Liability-classified Warrants	1,577,556	1,577,556
November 2022 Peak Bio Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liability-classified Warrants		1,577,556
April 2023 Peak Bio Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	342,420
Exercise price of warrants	$ 0.81	$ 2.04
Liability-classified Warrants
April 2023 Peak Bio Warrants [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Liability-classified Warrants		1,187,013
April 2025 Investor Pre Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	1,650,000
Exercise price of warrants	$ 0.20
March 2025 Series A Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	354,462
Exercise price of warrants	$ 0.87
March 2025 Series A Investor Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	1,928,569
Exercise price of warrants	$ 0.87
March 2025 Series B Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	2,283,031
Exercise price of warrants	$ 0.87
April 2025 Series A Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	1,121,491
Exercise price of warrants	$ 0.87
April 2025 Series A Investor Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	4,935,914
Exercise price of warrants	$ 0.87
April 2025 Series B Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-classified Warrants	4,354,595
Exercise price of warrants	$ 0.87
April Two Thousand Twenty Three Peak Bio Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants	$ 2.04
Liability-classified Warrants	844,593	1,187,013